Employee Benefits - Full-time employee equivalents (Details) - employee	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number and average number of employees
Selling, General & Administration	40.4	34.9	28.0
Research & Development	106.4	102.6	78.2
Total	146.8	137.5	106.2